Fair Value of Financial Instruments Not Accounted For at Fair Value	12 Months Ended
Dec. 31, 2017
Investments, All Other Investments [Abstract]
Fair Value of Financial Instruments Not Accounted For at Fair Value

3. Fair Value of Financial Instruments Not Accounted For at Fair Value

The principal financial assets of the Company at December 31, 2017 and 2016 consist of cash and cash equivalents, and accounts receivable. The principal financial liabilities of the Company consist of accounts payable, accrued expenses and other liabilities, secured term loan facilities, a revolving credit facility and the 7.75% senior unsecured bond issue.

The carrying values of cash and cash equivalents, accounts receivable, accounts payable, accrued expenses and other liabilities are reasonable estimates of their fair value due to the short-term nature or liquidity of these financial instruments.

Fair value is a market-based measurement that is determined based on assumptions that market participants would use in pricing an asset or a liability. The fair value accounting standard establishes a three tier fair value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—Include other inputs that are directly or indirectly observable in the marketplace.

Level 3—Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The 7.75% unsecured bond issue is classified as a level two liability and the fair value has been calculated based on the most recent trades of the bond on the Oslo Børs prior to December 31, 2017.

The fair value of secured term loan facilities and revolving credit facility is estimated based on the average of the current rates offered to the Company for all debt facilities. The carrying value approximates the fair market value for the floating rate loans and revolving credit facilities due to their variable interest rate, being LIBOR. This has been categorized at level three on the fair value measurement hierarchy.

The following table includes the estimated fair value and carrying value of those assets and liabilities. The table excludes accounts receivable, the insurance debtor recoverable and accounts payable.

	December 31, 2016			December 31, 2017
Fair Value Hierarchy Level	Fair Value Hierarchy Level	Carrying Amount Asset (Liability)	Fair Value Asset (Liability)	Carrying Amount Asset (Liability)	Fair Value Asset (Liability)
		(in thousands)
Cash and cash equivalents	Level 1	57,272	57,272	62,109	62,109
Senior unsecured bond (note 9)	Level 2	(125,000)	(127,423)	(100,000)	(96,775)
Secured term loan facilities and revolving credit facility (note 8)	Level 3	(628,872)	(553,346)	(772,191)	(636,220)